Accounts Receivable	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Accounts Receivable

13. Accounts receivable

Significant accounting estimates and judgements

The Company has adopted the simplified method indicated in IFRS 9, Financial Instruments (“IFRS 9”), to build its allowance for expected credit losses (“ECL”). No provision matrix is used, as the Company has not identified any patterns or correlations that would form the basis for such a matrix. Allowance is made for lifetime expected credit losses as invoices are issued. The amount of allowance initially recognized is based on historical experience, tempered by expected changes in future cash collections, due to, for example, expected improved customer liquidity or more active credit management.

Accounting policies

Accounts receivable balances are non-interest bearing and payment terms are generally under agreements with payment terms of up to 180 days. The Company’s customers are mainly government-owned or government-funded hospitals and laboratories with a low credit risk. The Company has had minimal instances of actual credit losses and considers that this will continue to be the case.

The following table presents the accounts receivable and lease receivable less the expected credit loss (in USD thousands):

	December 31, 2021	December 31, 2020
Accounts receivable	$7,060	$8,877
Accrued contract revenue	657	—
Lease receivable	237	150
Allowance for expected credit losses	(1,676)	(2,664)
Net accounts receivable	$6,278	$6,363

The movement in the allowance for expected credit losses in accounts receivable is presented below (in USD thousands):

	2021	2020
As of January 1	$2,664	$1,831
Increase	1,273	1,069
Reversals	(1,612)	(379)
Write-off	(572)	(16)
Currency translation differences	(77)	159
As of December 31	$1,676	$2,664

As of December 31, 2021, and 2020, the Company’s largest customer balance represented 18% and 5% of accounts receivable. All customer balances that individually exceeded 1% of accounts receivable in aggregate amounted to $4.6 million and $4.5 million as of December 31, 2021 and 2020, respectively.

Accounts receivable includes amounts receivable that relate to leases. The Company is the lessor under finance leases related to the leasing out of DNA sequencing automation equipment. The Company recorded long-term lease receivables in other non-current assets in the amount of $0.0 million and $0.2 million as of December 31, 2021, and 2020, respectively. As of December 31, 2021, and 2020, the Company had recorded net lease receivables in the amount of $0.2 million and $0.4 million.